FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ 63,382,376	¥ 447,802,823	¥ (50,041,769)	$ (28,177,876)	¥ (196,168,740)	¥ (239,284,796)	¥ (112,092,907)
Adjustments for:
Share-based compensation expenses	4,872,814	34,426,917	9,275,857	3,124,269	21,750,533	3,898,328	38,029,713
Fair value change on warrants liability	(17,417)	(123,056)	(964,594)	(185,619)	(1,292,244)	(2,251,427)	(12,615,466)
Amortization of discount and interest on convertible notes	933,942	6,598,391	16,112,241	4,762,302	33,154,191	98,308,205	76,990,826
Foreign exchange (gain) loss	1,641,609	11,598,132	2,259,149	786,291	5,474,002	20,331,430	(19,206,747)
Recovery of equity investment in excess of cost						0	(60,548,651)
Consulting fee paid by issuance of shares	435,657	3,077,958	0	5,040,605	35,091,686	4,172,800	13,454,692
Change in prepayments and other current assets	(818,284)	(5,781,257)	(1,359,634)	(952,181)	(6,628,897)	(20,575,190)	3,169,076
Change in accrued expenses and other current liabilities	919,173	6,494,047	5,130,795	1,708,802	11,896,337	(2,408,745)	(7,943,127)
Net cash used in operating activities	(2,880,353)	(20,349,998)	(17,720,288)	(7,781,799)	(54,175,322)	(101,200,526)	(86,651,662)
Cash flows from investing activity:
Settlement payment from investee						0	165,812,500
Cash flows from financing activities:
Proceeds from other loans			34,881,000	5,010,342	34,881,000	0	19,881,900
Net cash provided by (used in) financing activities	(53,012,480)	(374,538,461)	50,446,376	5,878,192	40,922,800	(18,357,011)	44,073,433
Net change in cash and cash equivalents	6,769,857	47,829,714	(2,168,372)	841,261	5,856,692	(138,367,571)	103,745,944
Cash and cash equivalents, beginning of year	1,452,662	10,113,141	4,256,449	611,401	4,256,449	142,624,020	38,878,076
Cash and cash equivalents, end of year	8,201,279	57,942,855	2,088,077	1,452,662	10,113,141	4,256,449	142,624,020
Supplement disclosure of cash flow information:
Interest paid						260,073	892,159
Income taxes paid						0	0
Parent Company
Cash flows from operating activities:
Net loss				(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Adjustments for:
Share-based compensation expenses				3,117,763	21,705,240	3,645,751	37,727,861
Fair value change on warrants liability				(185,619)	(1,292,243)	(2,251,427)	(12,615,466)
Amortization of discount and interest on convertible notes				4,762,302	33,154,191	98,308,205	76,990,826
Foreign exchange (gain) loss				236,813	1,648,652	(1,963,364)	(35,473,519)
Recovery of equity investment in excess of cost				0	0	0	(60,548,651)
Equity in loss of subsidiaries and VIEs				10,698,805	74,482,946	83,384,302	64,909,389
Consulting fee paid by issuance of shares				5,040,605	35,091,686	4,172,800	13,454,692
Change in prepayments and other current assets				(272)	(1,894)	(2,971)	915,269
Change in amounts due from intercompany				(4,030,631)	(28,060,447)	30,882,203	(130,954,737)
Change in accrued expenses and other current liabilities				909,236	6,329,916	898,712	(2,092,500)
Net cash used in operating activities				(4,989,675)	(34,737,122)	(18,715)	(165,852,686)
Cash flows from investing activity:
Settlement payment from investee				0	0	0	165,812,500
Cash flows from financing activities:
Proceeds from other loans				5,010,341	34,881,000	0	0
Net cash provided by (used in) financing activities				5,010,341	34,881,000	0	0
Net change in cash and cash equivalents				20,666	143,878	(18,715)	(40,186)
Cash and cash equivalents, beginning of year	$ 20,669	¥ 143,896	¥ 18	3	18	18,733	58,919
Cash and cash equivalents, end of year				20,669	143,896	18	18,733
Supplement disclosure of cash flow information:
Interest paid				0	0	0	0
Income taxes paid				$ 0	¥ 0	¥ 0	¥ 0